SCHEDULE OF CONTRACT ASSETS ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract Assets Net
Balance at the beginning of the year	$ (8,054)	$ (108,965)
Provision for the year	(67,861)	(3,628)
Bad debt written-off		104,114
Exchange adjustment	(206)	425
Balance at the end of the year	$ (76,121)	$ (8,054)